Document and Entity Information	Oct. 31, 2020
Risk/Return:
Registrant Name	DELAWARE GROUP ADVISER FUNDS
Registrant CIK	0000910682
SEC Form	485BPOS
Period end date	Oct. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false